INVESTMENTS IN SERVICER ADVANCES (Tables)	12 Months Ended
Dec. 31, 2013
Investments In Servicer Advances Tables
Schedule of investment in servicer advances

The following is a summary of the investments in servicer advances, including the right to the basic fee component of the related MSRs, made by the Buyer, which New Residential consolidates:

	December 31, 2013				Year Ended December 31, 2013
	Amortized Cost Basis	Carrying Value (A)	Weighted Average Yield	Weighted Average Life (Years) (B)	Change in Fair Value Recorded in Other Income

Servicer advances	$2,665,551	$2,665,551	4.4%	2.7	$—

(A)	Carrying value represents the fair value of the investment in servicer advances, including the basic fee component of the related MSRs.
(B)	Weighted Average Life represents the weighted average expected timing of the receipt of expected net cash flows for this investment.

The following is additional information regarding the servicer advances, and related financing, of the Buyer, which New Residential consolidates as of December 31, 2013:

	UPB of Underlying Residential Mortgage Loans				Loan-to-Value		Cost of Funds (B)
		Outstanding Servicer Advances	Servicer Advances to UPB of Underlying Residential Mortgage Loans	Carrying Value of Notes Payable	Gross	Net (A)	Gross	Net
Servicer advances (C)	$43,444,216	$2,661,130	6.1%	$2,390,778	89.8%	88.6%	4.0%	2.3%

(A)	Ratio of face amount of borrowings to value of servicer advance collateral, net of an interest reserve maintained by the Buyer.
(B)	Annualized measure of the cost associated with borrowings. Gross Cost of Funds primarily includes interest expense and facility fees. Net Cost of Funds excludes facility fees.
(C)	The following types of advances comprise the investment in servicer advances:

December 31, 2013
Principal and interest advances	$1,516,715
Escrow advances (taxes and insurance advances)	934,525
Foreclosure advances	209,890

Total	$2,661,130